FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Long-term Investments	$ 1,247	$ 934
Amounts Receivable	3,350	3,303
Accounts Payable And Accrued Liabilities	10,292	11,867
MXN [Member]
Statement [Line Items]
Cash	13,989	13,338
Due from related parties	2,287	4,558
Long-term Investments	0	0
Reclamation Bonds	0	0
Amounts Receivable	3,599	18,644
Accounts Payable And Accrued Liabilities	(65,989)	(95,662)
Due To Related Parties	0	0
Finance Lease Obligations	(2,031)	(1,129)
Net Exposure	(48,145)	(60,251)
Us Dollar Equivalent	(2,349)	(3,567)
CDN [Member]
Statement [Line Items]
Cash	396	70
Due from related parties	0	0
Long-term Investments	1,742	1,236
Reclamation Bonds	6	6
Amounts Receivable	24	26
Accounts Payable And Accrued Liabilities	(46)	(150)
Due To Related Parties	(136)	(135)
Finance Lease Obligations	(549)	(217)
Net Exposure	1,437	836
Us Dollar Equivalent	$ 998	$ 577